Other receivables and prepayments, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Other receivables and prepayments, net
VAT and EIT recoverable	¥ 905,397	¥ 688,291
Deposits	46,319	51,943
Interest receivable	883,022	764,049
Prepayment to suppliers related to procurement activities of goods and services	440,956	309,309
Prepaid expense	75,360	96,475
Loans to third parties	187,900	184,700
Advances to suppliers related to financing activities	299,660	330,902
Others	144,703	162,668
Subtotal	2,983,317	2,588,337
Allowance for doubtful accounts:
Balance at beginning of the year	(115,287)	(67,379)
Write-offs	923
Provision	(8,652)	(47,908)
Balance at end of the year	(123,016)	(115,287)
Total	¥ 2,860,301	¥ 2,473,050	$ 409,018